SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS

Stock-Based Compensation

On October 6, 2022, the compensation committee of the Board approved the award of an aggregate of 22,034 shares of common stock underlying restricted stock unit awards to employees and consultants of the Company.

Evergreen Exchange Agreement

On October 26, 2022, the Company entered into an exchange agreement (the “Exchange Agreement”) with Evergreen, pursuant to which a portion of the principal and accrued interest of the A&R Note was converted into shares of a newly created series of preferred stock of the Company, the Series A Convertible Preferred Stock, par value $0.0001 per share (“Preferred Stock”). The Company and Evergreen exchanged approximately $962,000, consisting of $820,000 in principal and approximately $142,000 of accrued interest and prepayment premium thereon, of the amount payable under the A&R Note for 1,526,183 shares of Preferred Stock issued to Evergreen. The remaining principal balance of the A&R Note is approximately $1.02 million. Other than reducing the principal balance of the A&R Note, the terms of the A&R Note remain unchanged. Also on October 26, 2022, the Company’s Board of Directors approved a certificate of designation fixing the voting powers, designations, preferences and rights and the qualifications, limitations or restrictions of the Preferred Stock, which was accepted for filing by the Secretary of State of the State of Delaware on October 26, 2022. Of the Company’s 10,000,000 previously undesignated shares of preferred stock, par value $0.0001 per share, 1,526,183 shares were designated as Series A Convertible Preferred Stock as of October 26, 2022. Subsequent to September 30, 2022, the Preferred Stock holder converted all shares of Preferred Stock into 50,873 shares of common stock.

Settlement Agreement

On December 20, 2022, the Company entered into a settlement agreement with the plaintiff in the New Jersey matter and will pay an aggregate of $235,000 to settle the matter.

Working Capital Funding from Executive Officer

On January 6 and January 18, 2023, the Company issued promissory notes with principal amounts of $50,000 and $125,000, respectively, to Mr. James. The notes mature on the earlier of (1) April 1, 2023, (2) upon the closing of the Company’s next sale of equity securities in which the Company raises at least $5.00 million in gross proceeds (excluding the value of any instruments converting into equity in such equity financing), (3) the sale, lease, license or other disposition of all or substantially all of the assets of the Company, (4) a transaction or series of related transactions in which any person becomes the beneficial owner of more than 50% of the Company’s outstanding voting securities, or (5) upon the occurrence of an event of default. The promissory notes bear interest at a rate of 6.00% per annum. The Company may prepay any portion of the principal and accrued interest due under the notes at any time and without penalty, upon providing ten days written notice to the holders.

NOTE 15 – SUBSEQUENT EVENTS

Evergreen Private Placement

On January 14, 2022, upon exercise of the fifth tranche of the Agreement, the Company entered into a $460,000 Senior Secured Convertible Promissory Note with the Holder (“Tranche Five Note”), which resulted in total cash proceeds of $400,000 after consideration of the original issue discount of 15%. The Tranche Five Note matures on October 14, 2022 and is convertible into shares of the Company’s common stock at a conversion price of $622.50.  Simultaneously, the Company executed a Common Stock Purchase Warrant agreement with the Holder, which provides the Holder with the right, but not the obligation, to acquire 739 shares of the Company’s common stock at a price of $622.50 per share.  The warrants will expire on January 14, 2027.

On February 11, 2022, the Company executed an amendment to the Agreement with Evergreen, which increased the aggregate subscription amount of the Notes to $2,500,000 and the number of warrants to purchase common stock to 38,910. On February 11, 2022, upon exercise of the sixth tranche of the Agreement, the Company entered into a $115,000 Senior Secured Convertible Promissory Note with the Holder (“Tranche Six Note”), which resulted in total cash proceeds of $100,000 after consideration of the original issue discount of 15%.  The Tranche Six Note matures on November 11, 2022 and is convertible to shares of the Company’s common stock at a conversion price of $622.50.  Simultaneously, the Company executed a Common Stock Purchase Warrant agreement with the Holder, which provides the Holder with the right, but not the obligation, to acquire 185 shares of the Company’s common stock at a price of $622.50 per share.  The warrants will expire on February 11, 2027.

On February 18, 2022, the Company executed an amendment to the Agreement with Evergreen, which increased the aggregate subscription amount of the Notes to $2,900,000 and the number of warrants to purchase common stock to 42,605. On February 18, 2022, upon exercise of the seventh tranche of the Agreement, the Company entered into a $115,000 Senior Secured Convertible Promissory Note with the Holder (“Tranche Seven Note”), which resulted in total cash proceeds of $100,000 after consideration of the original issue discount of 15%.  The Tranche Seven Note matures on November 18, 2022 and is convertible to shares of the Company’s common stock at a conversion price of $622.50.  Simultaneously, the Company executed a Common Stock Purchase Warrant agreement with the Holder, which provides the Holder with the right, but not the obligation, to acquire 185 shares of the Company’s common stock at a price of $622.50 per share.  The warrants will expire on February 18, 2027.

On March 2, 2022, upon exercise of the eighth tranche of the Agreement, the Company entered into a $115,000 Senior Secured Convertible Promissory Note with the Holder (“Tranche Eight Note”), which resulted in total cash proceeds of $100,000 after consideration of the original issue discount of 15%. The Tranche Eight Note matures on December 2, 2022 and is convertible into shares of the Company’s common stock at a conversion price of $622.50.  Simultaneously, the Company executed a Common Stock Purchase Warrant agreement with the Holder, which provides the Holder with the right, but not the obligation, to acquire 185 shares of the Company’s common stock at a price of $622.50 per share.  The warrants will expire on March 2, 2027.

On March 9, 2022, the Company executed an amendment to the Agreement with Evergreen, which increased the aggregate subscription amount of the Notes to $3,200,000 and the number of warrants to purchase common stock to 45,376. On March 9, 2022, upon exercise of the ninth tranche of the Agreement, the Company entered into a $345,000 Senior Secured Convertible Promissory Note with the Holder (“Tranche Nine Note”), which resulted in total cash proceeds of $300,000 after consideration of the original issue discount of 15%.  The Tranche Seven Note matures on December 9, 2022 and is convertible to shares of the Company’s common stock at a conversion price of $622.50.  Simultaneously, the Company executed a Common Stock Purchase Warrant agreement with the Holder, which provides the Holder with the right, but not the obligation, to acquire 555 shares of the Company’s common stock at a price of $622.50 per share.  The warrants will expire on March 9, 2027.

On March 18, 2022, upon exercise of the tenth tranche of the Agreement, the Company entered into a $115,000 Senior Secured Convertible Promissory Note with the Holder (“Tranche Ten Note”), which resulted in total cash proceeds of $100,000 after consideration of the original issue discount of 15%. The Tranche Ten Note matures on December 18, 2022 and is convertible into shares of the Company’s common stock at a conversion price of $622.50.  Simultaneously, the Company executed a Common Stock Purchase Warrant agreement with the Holder, which provides the Holder with the right, but not the obligation, to acquire 185 shares of the Company’s common stock at a price of $622.50 per share.  The warrants will expire on March 18, 2027.

Related Party Loan

On January 7, 2022, the Company issued a Promissory Note totaling $70,000 to Mr. James, which matures on the earlier of (1) January 6, 2023, (2) the closing of the Company’s next sale of equity securities in which the Company raises at least $5.00 million in gross proceeds (excluding the value of any instruments converting into equity in such equity financing), (3) the sale, lease, license or other disposition of all or substantially all of the assets of the Company, (4) a transaction or series of related transactions in which any person becomes the beneficial owner of more than 50% of the Company’s outstanding voting securities, or (5) upon the occurrence of an event of default. The Promissory Note bears interest at a rate of 12.00% per annum. The Company may prepay any portion of the principal and accrued interest due under the Promissory Note at any time and without penalty, upon providing ten days written notice to Mr. James.

Evergreen Private Placement (Unaudited)

On March 30, 2022, upon exercise of the 11th tranche of the Agreement, the Company entered into a $115,000 Senior Secured Convertible Promissory Note with the Holder (“Tranche 11 Note”), which resulted in total cash proceeds of $100,000 after consideration of the original issue discount of 15%. The Tranche 11 Note matures on December 30, 2022 and is convertible into shares of the Company’s common stock at a conversion price of $622.50.  Simultaneously, the Company executed a Common Stock Purchase Warrant agreement with the Holder, which provides the Holder with the right, but not the obligation, to acquire 185 shares of the Company’s common stock at a price of $622.50 per share.  The warrants will expire on March 30, 2027.